Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits Tables [Abstract]
Contractual maturities of time certificate of deposits and other time deposits issued by domestic and foreign offices

(in millions)	December 31, 2012
2013	$56,921
2014	11,119
2015	9,078
2016	6,418
2017	2,612
Thereafter	3,959
Total	$90,107

Contractual maturities of domestic time deposits with a denomination of $100,000 or more

(in millions)	December 31, 2012
Three months or less	$3,460
After three months through six months	3,840
After six months through twelve months	5,582
After twelve months	10,821
Total	$23,703